Consolidated Balance Sheets - USD ($)		Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash		$ 1,172,104		$ 164,686
Restricted cash and cash equivalents		20,000		20,000
Accounts receivable		67,119		1,290
Inventory		3,140,719		4,418,197
Prepaid expenses and other current assets		516,552		214,979
Total current assets		4,916,494		4,819,152
Property and equipment, net		195,783		490,920
Intangible assets, net		0		90,139
Operating lease right-of-use assets, net		935,246		1,267,121
Other assets		39,150		39,150
Total assets		6,086,673		6,706,482
Current liabilities:
Accounts payable		803,286		1,355,512
Accrued expenses and other current liabilities		3,549,954		369,651
Related party notes payable		0		705,000
Current maturities of long-term debt		4,985,833		4,199,362
Deferred revenue		49,365		347,619
Operating lease liabilities, current		405,678		361,305
Total current liabilities		9,794,116		7,338,449
Long-term debt		9,197		95,982
Related party notes payable		3,848,725		3,143,725
Operating lease liabilities		656,955		1,062,633
Warrant liability		22,234		0
Derivative liability		303,300		0
Earnout liability		440,000		0
Related party interest payable		550,430		377,772
Total liabilities		15,624,957		12,018,561
Contingencies
Stockholders’ deficit:
Preferred stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding		0		0
Common stock, $0.0001 par value; 500,000,000 and 100,000,000 shares authorized as of December 31, 2024 and 2023, respectively; 8,922,895 and 3,192,251 shares issued and outstanding as of December 31, 2024 and 2023, respectively	[1],[2]	892	[3]	319
Additional paid-in capital	[1],[2]	22,401,351	[3]	12,457,747
Accumulated deficit		(31,940,527)		(17,770,145)
Total stockholders’ deficit		(9,538,284)	[4],[5]	(5,312,079)	[6],[7],[8]
Total liabilities and stockholders’ deficit		$ 6,086,673		$ 6,706,482

[1]	Amounts as of December 31, 2023 differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Consolidated Financial Statements).
[2]	Amounts as of December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[3]	Amounts as of June 30, 2025 and December 31, 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[4]	(Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[5]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[6]	Amounts as of December 31, 2023 and before that date differ from those in prior year consolidated financial statements as they were retrospectively adjusted as a result of the accounting or the Business Combination (as defined in the Notes to Condensed Consolidated Financial Statements).
[7]	Amounts for the three and six months ended June 30, 2025 and 2024 differ from those published in prior condensed consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.
[8]	Amounts for the years ended December 31, 2024 and 2023 differ from those published in prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, The Company and Summary of Significant Accounting Policies). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 3:1, such that each three shares of common stock were combined and reconstituted into one share of common stock effective October 23, 2025.